Financial Assets and Liabilities Carried at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Assets:
Cash and cash equivalents		$ 55,675	$ 27,533
Restricted cash		1,985	2,425
Available for sale securities	$ 332	253	238
Foreign currency contracts	47	57	184
Liabilities:
Foreign currency contracts		34	38
Fair Value, Inputs, Level 1
Assets:
Cash and cash equivalents		55,675	27,533
Restricted cash		1,985	2,425
Available for sale securities	332	253	238
Fair Value, Inputs, Level 2
Assets:
Foreign currency contracts	47	57	184
Liabilities:
Foreign currency contracts		34	38
Interest Rate Swap
Assets:
Derivative assets			2,761
Liabilities:
Derivative liabilities	3,624	2,988	3,831
Interest Rate Swap | Fair Value, Inputs, Level 2
Assets:
Derivative assets			2,761
Liabilities:
Derivative liabilities	$ 3,624	$ 2,988	$ 3,831